STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 05, 2013	Sep. 30, 2017	Dec. 31, 2016
Stock options forfeited
Exercise price				$ 2.00
Investor [Member]
Warrants issued ratio description			1:1 ratio for shares
Stock Option [Member] | Aegis capital corp [Member]
Amortization expense			$ 70,796
Stock Option [Member] | Former director [Member]
Stock options granted		96,000
Stock options forfeited		72,000
Exercise period		4 years
Exercise price		$ 1.00
Stock options value		$ 43,151
Stock price		$ 1.80
Exercise price		$ 1.00
Option term		4 years
Volatility rate		448.00%
Common stock shares reserved		24,000
Stock Option [Member] | Employee [Member]
Stock options granted	12,000
Exercise period	4 years
Exercise price	$ 2.00
Stock options value	$ 65,290
Stock price	$ 5.80
Exercise price	$ 2.00
Option term	4 years
Volatility rate	159.00%
Common stock shares reserved	16,636
Stock options vested				12,000
Stock option periodic vesting	3,000
Frequency of periodic vesting	Monthly
Stock Option [Member] | Employee [Member] | January 1, 2017 [Member]
Stock price			$ 8.20
Exercise price			$ 1.00
Stock option periodic vesting			18,750
Share based compensation as annual retainer			25,000
Stock Option [Member] | Employee [Member] | On January 1, 2017 [Member]
Exercise period			4 years
Exercise price			$ 1.00
Stock options value			$ 195,307
Option term			4 years
Volatility rate			136.76%
Consideration under agreement			$ 1,000
Stock Option [Member] | Employee [Member] | On October 1, 2016 [Member]
Stock price			$ 5.80
Exercise price			$ 2.00
Stock Option [Member] | Mr. Orestes Varvitsiotes [member] | January 3, 2017 [Member]
Stock options granted			12,000
Exercise period			5 years
Exercise price			$ 2.00
Stock options value			$ 94,830
Stock price			$ 8.20
Exercise price			$ 2.00
Option term			5 years
Volatility rate			155.37%
Stock option periodic vesting			9,000
Stock Option [Member] | International Finance Manager [Member]
Amortization expense			$ 146,079
Stock Option [Member] | US Finance Manager [Member]
Amortization expense			$ 48,654	$ 16,636
Stock option periodic vesting			12,000
Stock Option [Member] | US Finance Manager [Member] | On October 1, 2016 [Member]
Stock options granted			12,000
Exercise period			4 years
Exercise price			$ 2.00
Stock options value			$ 65,290
Option term			4 years
Volatility rate			159.00%
Frequency of periodic vesting			Monthly